Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Premiums receivable from underwriting activities
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 25.0	$ 30.2	$ 34.0
Charged to Costs and Expenses	(4.0)	(5.2)	(3.8)
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	21.0	25.0	30.2
Reinsurance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	0.0	0.0	0.0
Charged to Costs and Expenses	0.0	0.0	0.0
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	$ 0.0	$ 0.0	$ 0.0